Derivative Financial Instruments - Additional Information (Detail) € in Thousands, MXV in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Dec. 31, 2022 USD ($) MXV Barrels agreement	Dec. 31, 2021 USD ($) Barrels agreement	Jun. 30, 2021 USD ($) Barrels	Dec. 31, 2022 USD ($) MXV agreement	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($) Barrels	Dec. 31, 2019 Barrels USD ($)	Dec. 31, 2022 MXN ($) MXV agreement	Dec. 31, 2021 MXN ($) agreement	Dec. 31, 2021 EUR (€) agreement	Dec. 31, 2020 EUR (€) USD ($)
Disclosure of detailed information about financial instruments [line items]
Percentage hedged		10.00%								10.00%	10.00%
Notional Amount | €											€ 1,250
Confidence level percentage				95.00%	95.00%
Net income (loss)				$ 5,150,763	$ 99,998,470,000	$ (294,775,877,000)	$ (509,052,065,000)
Increase (decrease) in exchange rate				10.00%	10.00%
Increase in occurs of crude oil hedge				$ (8,191)
Derivative financial instruments (cost) income, net				$ (1,177,635)	$ (22,862,951,000)	$ (25,224,243,000)	17,096,141,000
Net fair value of derivative financial instruments									$ (9,486,488)	$ (1,162,119)
2026 | Cross-currency swaps
Disclosure of detailed information about financial instruments [line items]
Percentage of issue that remained hedged with two cross currency swaps						25.00%
Increase
Disclosure of detailed information about financial instruments [line items]
Net income (loss)					$ (198,697,226,000)	$ 172,056,924,000	$ 168,334,391,000
Increase (decrease) in exchange rate				10.00%	10.00%	10.00%	10.00%
Decrease
Disclosure of detailed information about financial instruments [line items]
Net income (loss)					$ 198,697,226,000	$ (172,056,924,000)	$ (168,334,391,000)
Increase (decrease) in exchange rate				(10.00%)	(10.00%)	(10.00%)	(10.00%)
Euro
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate									20.7083	23.4086
U.S. dollar
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate									19.4143	20.5835
UDIs
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate									$ 7.646804	$ 7.108233
Bottom of range
Disclosure of detailed information about financial instruments [line items]
Liquidity risk mitigation amount through syndicated credit lines				$ 664,000
Top of range
Disclosure of detailed information about financial instruments [line items]
Liquidity risk mitigation amount through syndicated credit lines				1,500,000
Liquidity risk mitigation amount through bilateral credit lines				$ 130,000
P.M.I. Holdings, B.V.
Disclosure of detailed information about financial instruments [line items]
DFIs and debt portfolio to parallel shift basis points				0.0010	0.0010
Assumption of either an increase or decrease of basis points in floating interest rates of debt and corresponding hedges				0.25%	0.25%	0.25%	0.25%
Percentage of increase of DFIs and debt portfolio to exchange rates of currencies against the U.S. dollar				1.00%	1.00%
P.M.I. Holdings, B.V. | Twenty five basis points higher
Disclosure of detailed information about financial instruments [line items]
Net income (loss)					$ (796,763,000)	$ 895,382,000	$ 606,839,000
P.M.I. Holdings, B.V. | Twenty five basis points lower
Disclosure of detailed information about financial instruments [line items]
Net income (loss)					$ 796,763,000	$ (895,382,000)	(606,839,000)
PMI Trading Ltd
Disclosure of detailed information about financial instruments [line items]
Confidence level percentage				95.00%	95.00%	95.00%
VaR 95% Net	$ (4,064)	$ (4,614)		$ (4,064)
PMI Trading Ltd | Bottom of range
Disclosure of detailed information about financial instruments [line items]
VaR 95% Net	(2,504)			(2,504)
PMI Trading Ltd | Top of range
Disclosure of detailed information about financial instruments [line items]
VaR 95% Net	$ (21,652)			$ (21,652)
Seagull option | P.M.I. Norteamrica, S. A. de C. V.
Disclosure of detailed information about financial instruments [line items]
Net foreign exchange loss						$ (45,675,050,000)	(128,949,304,000)
Net foreign exchange gain					$ 129,690,090,000
Percentage of PEMEX's debt in foreign currency				85.08%	85.08%
Seagull option | P.M.I. Norteamrica, S. A. de C. V. | Debt securities
Disclosure of detailed information about financial instruments [line items]
Net foreign exchange loss						$ (40,751,264,000)	$ (122,099,058,000)
Net foreign exchange gain					$ 121,255,142,000
Peso teasury portfolio | P.M.I. Holdings, B.V.
Disclosure of detailed information about financial instruments [line items]
Investment in portfolio					(15.15)
Fondo laboral pemex portfolio | P.M.I. Holdings, B.V.
Disclosure of detailed information about financial instruments [line items]
Investment in portfolio					0.00
U.S. Dollar Treasury Portfolio | P.M.I. Holdings, B.V.
Disclosure of detailed information about financial instruments [line items]
Investment in portfolio					0.00
Interest Rate Swaps (U.S. dollars) | UDIs | Fair Value
Disclosure of detailed information about financial instruments [line items]
UDI cross-currency swap | MXV	721,564			721,564					721,564
Interest rate risk | Interest rate swaps | P.M.I. Norteamrica, S. A. de C. V.
Disclosure of detailed information about financial instruments [line items]
Aggregate notional amount	$ 1,378			$ 1,378
Interest rate of derivative instrument	3.80%			3.80%					3.80%
Weighted average term of derivative instrument				2 months 1 day	2 months 1 day
Currency risk
Disclosure of detailed information about financial instruments [line items]
Number of cross currency swaps subject to restructure | agreement		5								5	5
Number of cross currency swaps with a recouponing clause subject to restructure | agreement		2								2	2
Hedged risk exposure | €												€ 1,250
Currency risk | 2026
Disclosure of detailed information about financial instruments [line items]
Hedged risk exposure | €											€ 1,000
Currency risk | 2030
Disclosure of detailed information about financial instruments [line items]
Hedged risk exposure | €											€ 100
Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Hedged risk exposure	$ 69,652	$ 158,988	$ 39,401	$ 69,652
Number of barrels hedged | Barrels	100,000	309,000	218,000				332,500	243,000
Amount of barrels hedged								178,268				119,920
Twenty day delta gamma risk analysis
Disclosure of detailed information about financial instruments [line items]
Confidence level percentage				95.00%	95.00%
Number of observations				500	500
Risk Expiring In June Two Thousand Twenty Five | P.M.I. Norteamrica, S. A. de C. V.
Disclosure of detailed information about financial instruments [line items]
Revolving credit committed to mitigate liquidity risk									$ 20,500,000,000
Risk Expiring In June Two Thousand Twenty Three | P.M.I. Norteamrica, S. A. de C. V.
Disclosure of detailed information about financial instruments [line items]
Revolving credit committed to mitigate liquidity risk									$ 9,000,000,000
Risk Expiring In June Two Thousand Twenty Four | P.M.I. Norteamrica, S. A. de C. V.
Disclosure of detailed information about financial instruments [line items]
Revolving credit committed to mitigate liquidity risk	$ 5,500,000			$ 5,500,000
PEMEX
Disclosure of detailed information about financial instruments [line items]
Aggregate notional amount		$ 600,000
PEMEX | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Total net debt outstanding consisted of floating rate debt				18.70%	18.70%
PEMEX | Interest rate risk | Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Number of interest rate swap agreements | agreement	4			4					4
Aggregate notional amount	$ 511,250			$ 511,250
Interest rate of derivative instrument	2.34%			2.34%					2.34%
Weighted average term of derivative instrument				2 years 6 months	2 years 6 months